SCHEDULE OF WARRANTS OUTSTANDING (Details)	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 29, 2021
Expiry date	Jul. 29, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	250,000	250,000
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 14, 2021
Expiry date	Sep. 14, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	4,798	4,798
Warrant three [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2026
Exercise price | $ / shares	$ 0.6875
Number of warrants outstanding	320,000	320,000
Warrant four [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2028
Exercise price | $ / shares		$ 0.3583
Number of warrants outstanding	6,400,000	6,400,000
Warrant five [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2027
Exercise price | $ / shares	$ 0.3375
Number of warrants outstanding	670,000	670,000
Warrant six [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2029
Exercise price | $ / shares	$ 0.1761
Number of warrants outstanding	11,859,300	11,859,300
Warrant Seven [Member]
IfrsStatementLineItems [Line Items]
Date issued	Apr. 29, 2024
Expiry date	Apr. 29, 2029
Exercise price | $ / shares		$ 0.354
Number of warrants outstanding	13,513,514	13,513,514
Warrant Eight [member]
IfrsStatementLineItems [Line Items]
Date issued	Apr. 29, 2024
Expiry date	Apr. 29, 2024
Exercise price | $ / shares		$ 0.00014
Number of warrants outstanding	3,099,000	3,099,000
Warrant Nine [member]
IfrsStatementLineItems [Line Items]
Date issued	Apr. 29, 2024
Expiry date	Apr. 29, 2024
Exercise price | $ / shares		$ 0.4425
Number of warrants outstanding	675,676	675,676
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	36,792,288	36,792,288